Financial Risk Management - Interest Rate Risk and Currency Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Financial Risk Management
Sensitivity analysis, profit (loss)	$ 112,833	$ 92,469	[1]	$ 83,750	[1]
Fair Value of interest rate swaps / net asset	$ 6,346	$ 4,172
Interest rate risk
Financial Risk Management
Percent of variable interest rate exposure hedged	41.70%	30.80%
Aggregate principal amount of debt outstanding not hedged	$ 658,273	$ 877,029
Interest rate risk | Interest rate swaps
Financial Risk Management
Fair Value of interest rate swaps / net asset	$ 6,346	$ 4,172
Interest rate risk | Interest rate swaps | Sensitivity analysis
Financial Risk Management
Sensitivity analysis, increase (decrease) in interest rate	0.10%	0.10%		0.10%
Sensitivity analysis, profit (loss)	$ 1,774	$ 1,766		$ 1,061
Interest rate risk | Floating interest rate | Sensitivity analysis
Financial Risk Management
Interest rate basis	LIBOR	LIBOR		LIBOR
Sensitivity analysis, increase (decrease) in interest rate	0.10%	0.10%		0.10%
Sensitivity analysis, profit (loss)	$ 758	$ 958		$ 773
Currency risk
Financial Risk Management
Operating and administrative expenses denominated in euros	33,727	30,212		24,639
Trade payables and accruals denominated in euros	4,179	3,958
Currency risk | Sensitivity analysis
Financial Risk Management
Sensitivity analysis, profit (loss)	$ (3,373)	$ (3,021)		$ (2,464)
Sensitivity analysis, increase (decrease) in EUR/USD exchange rate	10.00%	10.00%		10.00%

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd. and GAS-eight Ltd. acquired on May 3, 2017, July 3, 2017 and October 20, 2017, respectively, from GasLog Ltd. (“GasLog”) (Note 1).